RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

In October 2021, the Sponsor paid $25,000, or approximately $0.009 per share, to cover certain offering costs in consideration for 2,875,000 shares of Class B common stock, par value $0.0001 (the “Founder Shares”). On May 10, 2022, the Sponsor surrendered 575,000 Founder Shares, for no consideration, resulting in the Sponsor and directors continuing to hold 2,300,000 Founder Shares. Up to 300,000 Founder Shares were subject to forfeiture to the extent that the over-allotment option (see Note 7) was not exercised in full by the underwriter. As the Underwriters exercised their overallotment option in full at the IPO date, the forfeiture provisions lapsed for 300,000 Founder Shares.

On October 28, 2021, the Sponsor transferred 25,000 Founder Shares to each of Kathy Cuocolo, Leela Gray and Stephen Markscheid, the independent directors of MCAC.

In addition, at the IPO date, the Sponsor sold 60,000 Founder Shares to each Anchor Investor, or the aggregate of 600,000 Founder Shares to the group of ten Anchor Investors (see Note 1). The proceeds of $4,860 from the sale were collected by the Company on behalf of the Sponsor and are included in Due to Sponsor – related party on the accompanying unaudited condensed consolidated balance sheets as of March 31, 2024 and December 31, 2023, respectively.

Working Capital Loans

In order to fund working capital deficiencies and finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). The Company will repay the Working Capital Loans upon the completion of a Business Combination. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

During the three months ended March 31, 2024, the Sponsor loaned the Company $380,000 in Working Capital Loans. The Working Capital Loans are to be repaid upon consummation of a Business Combination, without interest, or, at the lender’s option, up to $1.5 million of the outstanding Working Capital Loans are convertible into Private Warrants at a price of $1.00 per warrant. As of March 31, 2024 and December 31, 2023, the Company had $1,119,457 and $739,457, respectively, borrowed under the Working Capital Loans from the Sponsor included in Convertible notes – related party in the accompanying unaudited condensed consolidated balance sheets.

Administrative Support Agreement

In conjunction with the IPO closing, the Company entered into the administrative support agreement under which it pays the Sponsor a total of $10,000 per month for office space, secretarial and administrative services. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred $30,000 under the agreement during each of the three months ended March 31, 2024 and 2023, respectively. As of March 31, 2024, $93,600 was due under the administrative support agreement, included in Due to Sponsor - related party (see Note 2) on the unaudited condensed consolidated balance sheets. As of December 31, 2023, $63,600 was due under the administrative support agreement, included in Due to Sponsor - related party (see Note 2) on the unaudited condensed consolidated balance sheet.

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

In October 2021, the Sponsor paid $25,000, or approximately $0.009 per share, to cover certain offering costs in consideration for 2,875,000 shares of Class B common stock, par value $0.0001 (the “Founder Shares”). On May 10, 2022, the Sponsor surrendered 575,000 Founder Shares, for no consideration, resulting in the Sponsor and directors continuing to hold 2,300,000 Founder Shares. Up to 300,000 Founder Shares were subject to forfeiture to the extent that the over-allotment option (see Note 7) was not exercised in full by the underwriter. As the Underwriters exercised their overallotment option in full at the IPO date, the forfeiture provisions lapsed for 300,000 Founder Shares.

On October 28, 2021, the Sponsor transferred 25,000 Founder Shares to each of Kathy Cuocolo, Leela Gray and Stephen Markscheid, the independent directors of MCAC.

In addition, at the IPO date, the Sponsor sold 60,000 Founder Shares to each Anchor Investor, or the aggregate of 600,000 Founders Share to the group of ten Anchor Investors (see Note 1). The proceeds of $4,860 from the sale were collected by the Company on behalf of the Sponsor and are included in Due to Sponsor – related party on the accompanying consolidated balance sheets as of December 31, 2023 and 2022, respectively.

Working Capital Loans

In order to fund working capital deficiencies and finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). The Company will repay the Working Capital Loans upon the completion of a Business Combination. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

During the years ended December 31, 2023 and 2022, the Sponsor loaned the Company $582,457 and $157,000 in Working Capital Loans, respectively. The Working Capital Loans are to be repaid upon consummation of a Business Combination, without interest, or, at the lender’s option, up to $1.5 million of the outstanding Working Capital Loans are convertible into Private Warrants at a price of $1.00 per warrant. As of December 31, 2023 and 2022, the Company had $739,457 and $157,000, respectively, borrowed under the Working Capital Loans from the Sponsor included in Convertible note – related party in the accompanying consolidated balance sheets.

Administrative Support Agreement

In conjunction with the IPO closing, the Company entered into the administrative support agreement under which it pays the Sponsor a total of $10,000 per month for office space, secretarial and administrative services. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred $120,000 and $75,000 under the agreement during the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, $63,600 and $5,100, respectively, was due under the administrative support agreement, included in Due to Sponsor - related party (see Note 2) on the consolidated balance sheet.